Schedule of Investments
(unaudited)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)(b)
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.54%, 10/20/30 ............ USD 231 $ 231,729
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.54%, 10/15/30 ....... 139 138,763
BlueMountain CLO Ltd., Series 2015-
3A, Class A1R, (3-mo. CME Term
SOFR at 1.00% Floor + 1.26%),
6.59%, 04/20/31 ............ 196 196,381
Carlyle Global Market Strategies CLO
Ltd.
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.62%, 05/15/31 ... 203 203,394
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 6.64%, 07/27/31 ... 177 177,191
CIFC Funding Ltd., Series 2015-3A,
Class AR, (3-mo. CME Term SOFR
at 0.87% Floor + 1.13%), 6.46%,
04/19/29 ................. 107 107,166
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.56%, 04/15/31 ....... 202 202,001
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.53%,
04/17/31 ................. 157 157,389
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.59%,
04/20/31 ................. 165 164,924
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.56%),
6.89%, 07/15/31 ............ 183 183,983
Generate CLO 4 Ltd., Series 4A, Class
A1R, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 6.68%,
04/20/32 ................. 216 216,508
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.59%, 07/21/30 ....... 205 205,417
OCP CLO Ltd., Series 2017-14A, Class
A1A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 6.73%,
11/20/30 .................. 178 177,593
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.54%, 07/15/29 ....... 167 166,947
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.26% Floor +
1.45%), 6.78%, 01/20/31 ....... 147 146,653
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.38%, 05/20/29 ... 82 81,539
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.39%, 10/15/29 ... USD 116 $ 115,179
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.76%,
07/24/31 ................. 229 229,210
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.33%),
6.65%, 07/17/31 ............ 195 195,371
Shackleton CLO Ltd., Series 2017-10A,
Class AR2, (3-mo. CME Term SOFR
at 0.89% Floor + 1.15%), 6.48%,
04/20/29 ................. 107 106,626
Stratus CLO Ltd., Series 2021-2A,
Class A, (3-mo. CME Term SOFR
at 0.90% Floor + 1.16%), 6.49%,
12/28/29 ................. 131 131,201
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.42%,
01/17/32 ................. 147 146,709
3,681,874
Ireland — 7.0%
(b)(c)
Aqueduct European CLO DAC, Series
2022-7X, Class A, (3-mo. EURIBOR
at 2.05% Floor + 2.05%), 5.99%,
03/15/36 ................. EUR 2,002 2,145,015
Arini European CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.83%, 07/15/36 .... 1,000 1,073,639
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.97%, 07/15/36 .... 480 522,510
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 5.42%, 04/15/38 . 1,500 1,600,800
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.65%, 01/16/31 . 897 951,934
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.78%, 06/23/34 ..... 1,500 1,580,271
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.61%, 01/12/31 .... 1,970 2,097,358
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.26%, 01/12/31 .... 2,200 2,293,709
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 772,546
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 8.04%, 04/15/31 .... 1,765 1,837,731
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.75%, 04/15/31 .... 3,425 3,465,231
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.72%, 04/25/36 . 2,968 3,200,221

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
CIFC European Funding CLO IV
DAC, Series 4X, Class A, (3-mo.
EURIBOR at 0.95% Floor + 0.95%),
4.85%, 08/18/35 ............ EUR 2,800 $ 2,961,299
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.70%, 04/15/34 . 4,400 4,636,374
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.84%, 05/14/32 . 200 213,525
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
7.09%, 12/15/34 ............ 400 418,289
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
5.35%, 05/15/37 ............ 2,000 2,139,891
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor + 1.90%),
5.80%, 08/15/36 ............ 4,800 5,182,463
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 4.83%, 07/25/34 . 1,500 1,588,007
Invesco Euro CLO III DAC, Series 3X,
Class F, (3-mo. EURIBOR at 8.07%
Floor + 8.07%), 11.98%, 07/15/32 659 684,920
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.55%, 04/20/36 . 3,000 3,206,155
Margay CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 5.86%, 07/15/36 .... 2,928 3,158,811
Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 10.31%, 07/15/36 .... 285 311,690
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.41%, 04/17/34 ....... 438 464,300
OCP Euro CLO DAC, Series 2017-2X,
Class F, (3-mo. EURIBOR at 6.40%
Floor + 6.40%), 10.31%, 01/15/32 1,000 1,067,650
Palmer Square European CLO DAC,
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor + 1.90%),
5.81%, 07/15/36 ............ 4,700 5,046,255
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.92%, 07/16/34 . 870 916,111
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
5.38%, 04/15/39 ............ 2,000 2,145,542
Tikehau CLO VII DAC, Series 7X,
Class A, (3-mo. EURIBOR at 2.00%
Floor + 2.00%), 5.90%, 10/20/35 . 4,500 4,823,375
60,505,622
Security
Par (000)
Par (000) Value
United Kingdom — 0.4%
Greene King Finance plc, Series
B1,  (Sterling Overnight Index
Average + 1.92%), 7.15%,
12/15/34
(b)
................ GBP 1,518 $ 1,602,932
Unique Pub Finance Co. plc (The),
Series N,  6.46%, 03/30/32
(c)(d)
... 1,575 2,059,828
3,662,760
United States — 0.1%
(a)(b)
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.52%, 08/14/30 . USD 125 124,526
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 1.24%), 6.55%,
05/15/30 ................. 245 244,773
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor +
1.38%), 6.71%, 07/20/31 ....... 170 170,434
Greenwood Park CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 1.03% Floor +
1.29%), 6.62%, 04/15/31 ....... 167 166,993
706,726
Total Asset-Backed Securities — 7.9%
(Cost: $70,608,202) .............................. 68,556,982
Shares
Shares
Common Stocks
France — 0.0%
Casino Guichard Perrachon SA
(e)
... 1,622,317 49,689
Germany — 0.0%
ADLER Group SA
(a)(c)(e)
.......... 9,839 1,838
ADLER Group SA ............. 58,283 10,885
12,723
Luxembourg — 0.0%
(e)(f)
New TOPCO
(g)
................ 59,462 1
Travelport Finance SARL ........ 70 201,664
201,665
United Kingdom — 0.0%
(e)
Genius Sports Ltd. ............. 42,682 215,117
NEW Look Retailers
(f)
........... 5,436,112 68
215,185
United States — 0.9%
Aiven, Inc., Series D
(e)(f)
.......... 6,597 426,166
Altice USA, Inc. , Class A
(e)
........ 28,023 54,084
Amkor Technology, Inc. .......... 5,000 161,750
Astra Space, Inc. , Class A
(e)
....... 3,047 2,072
Avaya, Inc.
(e)
................. 2,625 11,156
Boyd Gaming Corp. ............ 877 46,928
Caesars Entertainment, Inc.
(e)
..... 5,931 212,448
California Resources Corp. ....... 590 31,187
Centuri Holdings, Inc.
(e)
.......... 1,365 33,784
Cheniere Energy, Inc. ........... 912 143,932
Chesapeake Energy Corp. ....... 794 71,365
Citigroup, Inc. ................ 3,486 213,796
Comerica, Inc. ................ 923 46,307
Crown PropTech Acquisitions
(e)(f)
.... 11,148 2,341

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions
(e)(f)
.... 4,038 $ —
Crown PropTech Acquisitions , Class A
(e)
6,461 69,391
Customers Bancorp, Inc.
(e)
........ 276 12,605
DiamondRock Hospitality Co.
(h)
.... 15,329 136,428
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$1,041,005)
(e)(f)(i)
............ 15,345 1,082,283
First Citizens BancShares, Inc. , Class A 38 64,097
Forestar Group, Inc.
(e)
........... 3,273 101,430
Freewire Technologies, Inc.
(e)(f)
..... 13 50,912
Golden Entertainment, Inc. ....... 1,570 50,319
Green Plains, Inc.
(e)
............ 10,121 209,201
HawkEye 360, Inc.
(e)(f)
........... 34,579 324,697
International Bancshares Corp. .... 430 23,930
Landsea Homes Corp.
(e)
......... 5,918 68,353
Latch, Inc.
(e)
................. 31,344 15,675
Lions Gate Entertainment Corp. , Class
A
(e)
..................... 90,865 916,828
Lions Gate Entertainment Corp. , Class
B
(e)
..................... 40,000 377,200
Loar Holdings, Inc.
(e)
............ 55 2,878
Marathon Petroleum Corp. ....... 1,262 229,331
New Look Builders, Inc.
(e)(f)
....... 11,518,792 115
New York Community Bancorp, Inc. . 17,300 45,845
Palladyne AI Corp.
(e)
............ 2,874 3,880
Palladyne AI Corp.
(e)
............ 35,000 47,251
Palladyne AI Corp.
(e)
............ 879 1,186
Paramount Global , Class B ....... 27,500 313,225
Park Hotels & Resorts, Inc. ....... 8,214 132,492
Playstudios, Inc.
(e)
............. 50,453 108,978
Screaming Eagle Acquisition Corp. ,
Class A
(e)
................. 30,000 322,200
Service Properties Trust ......... 21,310 130,630
Smith Douglas Homes Corp.
(e)
..... 1,690 49,128
Sonder Holdings, Inc. , Class A
(e)
.... 2,393 9,570
Sunstone Hotel Investors, Inc. ..... 9,225 94,095
Texas Capital Bancshares, Inc.
(e)
... 917 52,636
Transocean Ltd.
(e)
............. 47,745 249,229
Tribune Resources LLC
(e)
........ 86,655 132,842
United States Steel Corp. ........ 5,365 195,823
Valero Energy Corp. ............ 720 115,106
7,197,105
Zambia — 0.0%
First Quantum Minerals Ltd. ....... 324 4,114
Total Common Stocks — 0.9%
(Cost: $20,376,381) .............................. 7,680,481
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 76 79,674
Oceana Australian Fixed Income Trust
(f)
12.00%, 08/31/25 ........... AUD 178 115,378
12.50%, 07/31/26 ........... 267 173,395
12.50%, 07/31/27 ........... 445 289,366
657,813
Austria — 0.4%
ams-OSRAM AG
(c)
0.00%, 03/05/25
(j)(k)
.......... EUR 1,200 1,205,743
2.13%, 11/03/27
(k)
........... 1,300 1,028,034
Security
Par (000)
Par (000) Value
Austria (continued)
10.50%, 03/30/29 ........... EUR 1,385 $ 1,478,072
3,711,849
Canada — 0.1%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ USD 100 88,545
Dye & Durham Ltd., 8.63%
,
04/15/29 88 88,860
Garda World Security Corp.
9.50%, 11/01/27 ............ 50 49,770
7.75%, 02/15/28 ............ 27 27,296
Mattamy Group Corp.
5.25%, 12/15/27 ............ 21 20,106
4.63%, 03/01/30 ............ 217 194,324
468,901
Chile — 0.0%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 23 9,222
4.70%, 01/22/28 ............ 200 79,500
88,722
China — 0.3%
(c)(e)(l)
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(k)
...... EUR 7,100 2,273,136
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/22 ........... USD 200 3,000
2,276,136
Cyprus — 0.1%
Bank of Cyprus PCL
(1-Year EUR Swap Annual +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 1,124,699
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
........... 1,544 1,713,667
Denmark — 0.1%
SGL Group ApS, (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 8.65%
,
04/22/30
(b)
................ 538 569,847
Finland — 0.1%
Ahlstrom Holding 3 Oy, 4.88%
,
02/04/28
(a)
................ USD 640 585,792
France — 2.3%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 195 185,317
5.88%, 02/01/27 ............ 2,602 2,006,277
11.50%, 02/01/27 ........... 419 361,750
Atos SE
(c)
0.00%, 11/06/24
(j)(k)
.......... 2,000 384,189
1.75%, 05/07/25 ............ 100 20,651
BNP Paribas SA, Series TMO,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(b)(m)
................. 1,163 1,178,694
Clariane SE
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
4.13%
(b)(c)(m)
............. GBP 3,200 2,778,999
Eutelsat SA, 1.50%
,
10/13/28
(c)
.... EUR 1,500 1,173,514
Goldstory SAS
(c)
6.75%, 02/01/30 ............ 759 824,180
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.91%, 02/01/30
(b)
... 529 567,191

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
La Financiere Atalian SASU, 8.50%
,
(8.50% Cash or 5.00% PIK),
06/30/28
(c)(n)
............... EUR 2,752 $ 1,913,717
Nova Alexandre III SAS, (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
9.11%
,
07/15/29
(b)(c)
.......... 469 494,260
Picard Bondco SA, 5.38%
,
07/01/27
(c)
700 713,423
Picard Groupe SAS, 3.88%
,
07/01/26
(c)
1,573 1,633,354
RCI Banque SA, (5-Year EUR Swap
Annual + 2.85%), 2.63%
,
02/18/30
(b)
(c)
...................... 3,400 3,542,848
Sabena Technics SAS, (Acquired
10/28/22, cost $292,597), (3-mo.
EURIBOR + 5.00%), 8.90%
,
09/30/29
(b)(f)(i)
............... 297 317,437
Worldline SA, 0.00%
,
07/30/26
(c)(j)(k)
.. 2,174 2,103,548
20,199,349
Germany — 3.3%
ADLER Group SA, 21.00%
,
(21.00%
Cash or 21.00% PIK), 07/31/25
(c)(n)
1,700 1,651,714
Agps Bondco plc
(c)(e)(l)
6.00%, 08/05/25 ............ 1,900 780,657
5.50%, 11/13/26 ............ 700 274,537
5.00%, 04/27/27 ............ 1,900 744,159
5.00%, 01/14/29 ............ 2,300 887,078
Aroundtown Finance SARL
(b)(m)
7.88% ................... USD 1,500 983,895
(5-Year EURIBOR ICE Swap Rate
+ 4.51%), 7.13%
(c)
......... EUR 1,200 858,029
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(m)
............... GBP 2,097 1,789,932
2.00%, 11/02/26 ............ EUR 1,000 969,124
0.38%, 04/15/27 ............ 1,500 1,348,674
1.45%, 07/09/28 ............ 2,300 2,036,490
Commerzbank AG
(b)(c)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(m)
.......... 4,400 4,613,506
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33 .......... GBP 600 787,315
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(c)
... EUR 2,400 1,911,739
Deutsche Bank AG
(b)(c)
(USISOA05 at 0.00% Floor +
4.36%), 4.79%
(m)
.......... USD 1,200 1,104,000
(5-Year EURIBOR ICE Swap Rate
+ 3.30%), 4.00%, 06/24/32 ... EUR 2,000 2,050,808
Envalior, 13.63%
,
03/31/31
(f)
...... 458 458,522
HT Troplast GmbH, 9.38%
,
07/15/28
(c)
776 861,273
Mahle GmbH, 6.50%
,
05/02/31
(c)
... 505 539,610
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(c)
....... 636 677,562
Tele Columbus AG, 10.00%
,
03/19/29
(b)
(c)
...................... 307 199,356
TUI Cruises GmbH, 6.50%
,
05/15/26
(c)
454 489,354
Volkswagen International Finance
NV, (9-Year EUR Swap Annual +
3.96%), 3.88%
(b)(c)(m)
.......... 2,300 2,264,332
Wintershall Dea Finance 2 BV, Series
NC8, (5-Year EUR Swap Annual +
3.32%), 3.00%
(b)(c)(m)
.......... 700 650,859
28,932,525
Security
Par (000)
Par (000) Value
Greece — 0.2%
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(b)(c)
.......... EUR 1,450 $ 1,551,309
Hong Kong — 0.8%
FWD Group Holdings Ltd., 8.40%
,
04/05/29
(a)
................ USD 7,119 7,245,807
Ireland — 1.2%
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 7.92%), 7.50%
(b)(c)(m)
EUR 2,808 3,041,648
Icon Investments Six DAC
5.81%, 05/08/27 ............ USD 3,000 3,000,000
5.85%, 05/08/29 ............ 4,000 4,000,000
10,041,648
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV, 7.38%
,
09/15/29 EUR 888 1,045,995
Italy — 2.5%
Azzurra Aeroporti SpA, 2.63%
,
05/30/27
(c)
................ 992 996,384
Davide Campari-Milano NV, 2.38%
,
01/17/29
(c)(k)
............... 1,200 1,316,965
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28
(c)
....... 2,271 2,491,472
Fiber Bidco SpA
(c)
11.00%, 10/25/27 ........... 680 781,938
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.91%, 01/15/30
(b)
... 600 643,134
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.65%
,
04/15/29
(b)(c)
1,132 1,220,634
Infrastrutture Wireless Italiane SpA ,
1.63%
,
10/21/28
(c)
........... 2,604 2,544,748
Intesa Sanpaolo SpA
5.02%, 06/26/24
(a)
........... USD 1,150 1,146,798
5.15%, 06/10/30
(c)
........... GBP 699 798,687
8.51%, 09/20/32
(c)
........... 364 489,451
Nexi SpA , 0.00%
,
02/24/28
(c)(j)(k)
.... EUR 3,600 3,245,789
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 1,059 1,023,364
Rossini SARL, 6.75%
,
10/30/25
(c)
... 2,661 2,835,190
Telecom Italia Capital SA
6.38%, 11/15/33 ............ USD 264 233,243
6.00%, 09/30/34 ............ 646 543,949
7.20%, 07/18/36 ............ 579 524,485
7.72%, 06/04/38 ............ 638 593,182
Telecom Italia SpA, 5.25%
,
03/17/55
(c)
EUR 400 366,344
21,795,757
Japan — 1.1%
Rakuten Group, Inc., 9.75%
,
04/15/29
(a)
USD 400 396,133
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ............ EUR 5,062 5,353,547
3.13%, 09/19/25 ............ 1,250 1,302,371
3.38%, 07/06/29 ............ 230 222,751
4.00%, 09/19/29 ............ 240 237,825
3.88%, 07/06/32 ............ 1,963 1,838,287
9,350,914
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 200 195,879
10.38%, 03/31/29
(c)
.......... GBP 1,456 1,814,796
2,010,675

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 1.2%
Altice Financing SA
2.25%, 01/15/25
(c)
........... EUR 1,280 $ 1,319,913
9.63%, 07/15/27
(a)
........... USD 1,175 1,104,762
Codere New Holdco SA
7.50%, 11/30/27
(c)
........... EUR 1,514 22,618
7.50%, 11/30/27
(a)
........... 197 2,103
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(c)
................ 1,181 1,024,758
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(c)
................ 1,141 1,246,778
Garfunkelux Holdco 3 SA, 6.75%
,
11/01/25
(c)
................. 2,877 2,149,234
INEOS Finance plc, 6.38%
,
04/15/29
(c)
709 760,428
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ 1,388 692,940
Vivion Investments SARL
(c)
3.00%, 08/08/24 ............ 1,600 1,646,476
7.90%, (7.90% Cash or 7.90% PIK),
02/28/29
(n)
.............. 898 806,944
10,776,954
Netherlands — 0.8%
ABN AMRO Bank NV, (5-Year EUR
Swap Annual + 4.24%), 6.88%
(b)(c)(m)
700 756,378
ING Groep NV, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.86%), 3.88%
(b)(m)
.... USD 1,857 1,520,679
Titan Holdings II BV, 5.13%
,
07/15/29
(c)
EUR 1,100 1,038,886
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 3,960 3,639,908
6,955,851
Norway — 0.3%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b)(c)
............... 2,525 2,883,308
Portugal — 1.7%
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ............ 6,100 1,822,777
4.75%, 01/15/18 ............ 19,300 5,767,149
4.00%, 01/21/25 ............ 22,800 6,813,005
14,402,931
Romania — 0.4%
RCS & RDS SA
(c)
2.50%, 02/05/25 ............ 500 522,256
3.25%, 02/05/28 ............ 2,800 2,752,155
3,274,411
Slovenia — 0.3%
(c)
Summer BidCo BV, 10.00%
,
02/15/29 591 634,291
United Group BV, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 8.13%
,
02/15/31
(b)
................ 1,549 1,653,093
2,287,384
South Korea — 0.2%
SK Hynix, Inc., 6.25%
,
01/17/26
(a)
... USD 2,000 2,007,500
Spain — 1.2%
Cellnex Telecom SA
(c)
2.13%, 08/11/30
(k)
........... EUR 3,700 3,938,614
1.75%, 10/23/30 ............ 700 646,570
0.75%, 11/20/31
(k)
........... 2,700 2,355,285
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 ............ 482 542,653
Security
Par (000)
Par (000) Value
Spain (continued)
(3-mo. EURIBOR + 4.50%), 8.36%,
07/31/28
(b)
.............. EUR 940 $ 1,020,483
6.50%, 03/15/29 ............ 403 437,941
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 560 572,051
Natural Foods, (6-mo. EURIBOR at
0.00% Floor + 6.75%), 10.36%
,
10/13/29
(b)(f)
................ 698 737,879
10,251,476
Sweden — 0.9%
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(b)(m)
......... 531 408,012
1.13%, 01/21/26 ............ 332 321,494
(5-Year EUR Swap Annual +
3.15%), 2.63%
(b)(m)
......... 124 77,161
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ 332 328,206
1.38%, 03/03/27 ............ 332 304,300
1.00%, 04/13/28 ............ 996 853,003
Intrum AB
(c)
3.00%, 09/15/27 ............ 3,595 2,337,439
9.25%, 03/15/28 ............ 438 313,180
Stena International SA
(a)
7.25%, 01/15/31 ............ USD 2,675 2,677,159
7.63%, 02/15/31 ............ 425 429,564
8,049,518
Switzerland — 0.5%
Credit Suisse AG, 0.25%
,
09/01/28
(c)
. EUR 900 827,772
Julius Baer Group Ltd., (5-Year EUR
Swap Annual + 3.85%), 6.63%
(b)(c)(m)
698 712,316
UBS Group AG
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%
(c)(m)
............... USD 2,250 2,240,172
(1-Year EURIBOR ICE Swap Rate
+ 0.77%), 0.65%, 01/14/28
(c)
.. EUR 500 487,986
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a)(m)
......... USD 225 240,126
4,508,372
United Arab Emirates — 0.1%
(a)
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29 ................. 465 440,588
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25 ........... 268 270,680
711,268
United Kingdom — 8.0%
AA Bond Co. Ltd., 6.27%
,
07/31/25
(c)
. GBP 278 347,393
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(c)
EUR 1,970 2,028,801
Barclays plc
(b)(m)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.67%), 8.00% ........... USD 2,258 2,256,056
(USISSO05 + 5.78%), 9.63% ... 825 862,231
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 1,876 2,303,340
4.50%, 02/16/26 ............ 454 564,459
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%
,
12/15/32
(f)
................. USD 19,948 20,771,964
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(c)
........ GBP 1,296 1,150,699

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 2,000 $ 1,936,976
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 ............ GBP 341 413,488
4.88%, 08/28/25 ............ 3,092 3,780,541
EnQuest plc, 11.63%
,
11/01/27
(a)
... USD 1,712 1,745,987
Flutter Treasury DAC, 5.00%
,
04/29/29
(c)
................ EUR 348 376,195
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 2,257 2,773,836
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 1,785 1,728,599
INEOS Quattro Finance 2 plc, 8.50%
,
03/15/29
(c)
................ 2,157 2,404,194
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(e)(k)
(l)
....................... GBP 4,134 787,777
Lloyds Banking Group plc
(b)(m)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.61%),
5.13% ................. 587 722,483
(5-Year EURIBOR ICE Swap Rate
+ 5.29%), 4.95%
(c)
......... EUR 2,645 2,782,774
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/05/24
(n)
................ GBP 616 385,547
Motion Finco SARL, 7.38%
,
06/15/30
(c)
EUR 1,890 2,095,167
Nationwide Building Society, (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88%
(b)
(c)(m)
..................... GBP 1,132 1,400,346
NatWest Group plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00%
(b)
(m)
...................... USD 1,433 1,392,750
Pinewood Finco plc, 6.00%
,
03/27/30
(c)
GBP 2,004 2,433,222
Premier Foods Finance plc, 3.50%
,
10/15/26
(c)
................ 951 1,131,967
Rolls-Royce plc, 0.88%
,
05/09/24
(c)
.. EUR 1,600 1,706,154
Santander UK Group Holdings plc,
(BPSWS5 + 6.07%), 6.75%
(b)(c)(m)
. GBP 1,494 1,866,828
Standard Chartered plc
(b)(m)
(3-mo. LIBOR USD at 0.00% Floor
+ 1.51%), 7.10%
(a)
......... USD 2,100 1,993,960
(3-mo. LIBOR USD at 0.00% Floor
+ 1.51%), 7.10%
(c)
......... 300 284,851
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ GBP 1,287 1,540,306
(3-mo. EURIBOR at 5.75% Floor +
5.75%), 9.65%, 07/31/25
(b)
... EUR 1,000 1,024,512
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(c)
........... GBP 432 60,618
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/25 ............ 1,710 1,926,869
0.88%, 01/31/28 ............ EUR 662 559,453
69,540,343
United States — 32.7%
AAR Escrow Issuer LLC, 6.75%
,
03/15/29
(a)
................ USD 1,739 1,748,391
Affinity Interactive, 6.88%
,
12/15/27
(a)
125 111,882
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 10,012 10,446,083
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
90 86,988
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 60 59,773
4.88%, 06/01/28
(c)
........... GBP 1,852 2,060,580
Security
Par (000)
Par (000) Value
United States (continued)
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 2,750 $ 2,744,995
4.25%, 02/15/29 ............ 105 71,077
American Airlines Pass-Through Trust,
Series 2017-2, Class B, 4.00%
,
12/15/25
(f)
................. 3,339 3,339,375
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 4,000 3,993,876
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 400 396,078
2.13%, 08/15/26
(c)
........... EUR 1,783 1,502,084
4.13%, 08/15/26
(a)
........... USD 200 166,671
4.75%, 07/15/27
(c)
........... GBP 393 238,171
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ USD 38 34,368
4.63%, 04/01/30 ............ 154 137,616
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(c)
................ EUR 2,100 2,206,674
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ USD 4,500 4,647,375
Big River Steel LLC, 6.63%
,
01/31/29
(a)
121 120,550
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 57 57,250
Boeing Co. (The)
(a)
6.39%, 05/01/31 ............ 1,100 1,104,941
6.53%, 05/01/34 ............ 1,725 1,737,421
6.86%, 05/01/54 ............ 1,930 1,935,230
7.01%, 05/01/64 ............ 775 775,704
Buckeye Partners LP
4.35%, 10/15/24 ............ 123 121,571
4.13%, 03/01/25
(a)
........... 56 54,790
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 256 245,457
Carnival Corp., 7.00%
,
08/15/29
(a)
... 470 481,014
Champions Financing, Inc., 8.75%
,
02/15/29
(a)
................ 21 21,460
Churchill Downs, Inc., 5.75%
,
04/01/30
(a)
................ 56 53,287
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 156 150,893
8.38%, 07/01/28 ............ 4,041 4,215,507
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 5,000 4,742,267
9.00%, 09/30/29 ............ 1,710 1,645,456
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 90 86,981
CNX Resources Corp., 7.25%
,
03/01/32
(a)
................ 65 65,179
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 1,081 853,990
CommScope, Inc., 8.25%
,
03/01/27
(a)
1,117 430,630
Concentrix Corp., 6.60%
,
08/02/28 .. 2,000 1,994,039
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 51 44,707
Crescent Energy Finance LLC, 7.63%
,
04/01/32
(a)
................ 74 74,276
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 200 163,962
11.25%, 05/15/28 ........... 200 176,907
11.75%, 01/31/29 ........... 1,702 1,512,099
Dana, Inc., 4.25%
,
09/01/30 ...... 29 25,125
DISH DBS Corp., 5.88%
,
11/15/24 .. 498 469,106
DISH Network Corp., 0.00%
,
12/15/25
(j)
(k)
...................... 185 134,587

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Dresdner Funding Trust I, 8.15%
,
06/30/31
(c)
................ USD 2,023 $ 2,177,781
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 3,650 3,709,188
Endo Finance Holdings, Inc., 8.50%
,
04/15/31
(a)
................ 59 59,948
EQM Midstream Partners LP, 7.50%
,
06/01/27
(a)
................ 7,250 7,386,481
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 1,589 1,631,235
Fiesta Purchaser, Inc., 7.88%
,
03/01/31
(a)
................ 28 28,531
First Horizon Bank, 5.75%
,
05/01/30 . 300 276,884
Forestar Group, Inc., 5.00%
,
03/01/28
(a)
557 527,578
FREED Corp., 12.00%
,
11/30/28
(f)
.. 2,432 2,359,040
Freewire Technologies, Inc., 6.00%
,
02/20/28
(f)
................. 758 548,590
Frontier Communications Holdings
LLC
(a)
8.75%, 05/15/30 ............ 11,344 11,549,667
8.63%, 03/15/31 ............ 5,000 5,049,862
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,500 8,057,683
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 48 45,813
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... 8,284 6,310,059
GXO Logistics, Inc., 2.65%
,
07/15/31 207 164,191
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(c)
................ EUR 1,391 1,477,795
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ USD 323 303,953
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 65,596
Iron Mountain UK plc, 3.88%
,
11/15/25
(c)
................. GBP 1,443 1,748,969
JPMorgan Chase & Co., Series KK, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
3.65%
(b)(m)
................. USD 35 32,746
Kronos International, Inc.
(c)
3.75%, 09/15/25 ............ EUR 319 333,628
9.50%, 03/15/29 ............ 1,467 1,667,214
Landsea Homes Corp., 11.00%
,
07/17/28
(f)
................. USD 1,819 1,914,497
Lessen, Inc., (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(f)
. 1,261 1,154,219
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 247 142,200
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 278 289,180
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(c)
............... EUR 1,250 1,329,483
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(e)(k)(l)
............. USD 200 6,000
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 17,535 13,362,352
Matador Resources Co., 6.50%
,
04/15/32
(a)
................ 26 25,768
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 380 387,125
Security
Par (000)
Par (000) Value
United States (continued)
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ USD 122 $ 111,288
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 40 39,195
5.50%, 08/15/28 ............ 193 181,492
5.13%, 12/15/30 ............ 190 170,686
5.75%, 11/15/31 ............ 89 80,891
7.13%, 02/01/32 ............ 90 88,713
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
6,750 7,175,206
Neogen Food Safety Corp., 8.63%
,
07/20/30
(a)
................ 5,334 5,624,084
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
6 5,642
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 504 534,804
Palomino Funding Trust I, 7.23%
,
05/17/28
(a)
................ 10,850 11,194,734
Paramount Global
7.88%, 07/30/30 ............ 2,500 2,580,653
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 5,001 4,625,206
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 168 153,726
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 43 43,888
Permian Resources Operating LLC
(a)
7.75%, 02/15/26 ............ 28 28,250
8.00%, 04/15/27 ............ 208 213,553
5.88%, 07/01/29 ............ 61 59,283
7.00%, 01/15/32 ............ 69 70,340
Pilgrim's Pride Corp., 6.25%
,
07/01/33 209 207,822
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
8,800 7,931,273
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 32 27,538
Rand Parent LLC, 8.50%
,
02/15/30
(a)
8,500 8,405,795
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 7,500 7,631,343
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 4,739 4,193,426
11.25%, 12/15/27 ........... 3,833 3,582,318
Sally Holdings LLC, 6.75%
,
03/01/32 118 114,066
SCIL IV LLC, 9.50%
,
07/15/28
(c)
.... EUR 1,528 1,765,050
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... USD 7,000 7,440,209
8.50%, 07/15/31
(a)
........... 1,269 1,354,917
9.63%, 12/01/32 ............ 7,150 8,020,540
Service Properties Trust
4.50%, 03/15/25 ............ 149 145,503
7.50%, 09/15/25 ............ 5,214 5,252,480
8.63%, 11/15/31
(a)
........... 221 232,103
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 99 101,806
Sonder Holdings , Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
12/10/26
(b)(f)
.... 1,313 1,161,806
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 5,000 5,407,607
9.75%, 11/15/30 ............ 9,112 10,080,117
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ —
(o)
3
SRS Distribution, Inc., 6.00%
,
12/01/29
(a)
................ 2,000 2,027,824
Stem, Inc., 0.50%
,
12/01/28
(a)(k)
.... 47 21,458
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 82 84,260

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SUN Country Marine, Inc., Series 2022-
1B, 5.75%
,
03/15/29
(f)
......... USD 10,235 $ 10,286,008
Super Micro Computer, Inc., 0.00%
,
03/01/29
(a)(j)(k)
............... 750 765,375
Surgery Center Holdings, Inc., 7.25%
,
04/15/32
(a)
................ 46 45,937
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 3,000 3,174,102
Talos Production, Inc., 9.38%
,
02/01/31
(a)
................ 41 43,694
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 203 189,676
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 87 77,595
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 77 79,045
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 124 123,286
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 8,632 8,955,094
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 57 58,281
9.50%, 02/01/29 ............ 6,764 7,270,366
Vistra Operations Co. LLC, 7.75%
,
10/15/31
(a)
................ 4,002 4,104,419
Vital Energy, Inc., 7.88%
,
04/15/32
(a)
. 52 52,765
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 7,025 7,026,976
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 147 134,442
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 11 10,707
Xerox Holdings Corp., 8.88%
,
11/30/29
(a)
................ 1,000 952,681
XHR LP
(a)
6.38%, 08/15/25 ............ 104 103,885
4.88%, 06/01/29 ............ 25 22,819
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 113 89,944
283,347,694
Zambia — 0.4%
First Quantum Minerals Ltd., 9.38%
,
03/01/29
(a)
................ 3,544 3,686,894
Total Corporate Bonds — 61.8%
(Cost: $593,635,908) ............................. 536,055,309
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
0.00%
,
 11/09/29
(f)
........... GBP 213 2,667
United States — 0.2%
AVSC Holding Corp., 1st Lien Term
Loan B3, 15.00%
,
 10/15/26 ..... USD 373 384,877
Cotiviti Holdings, Inc., Term Loan,
05/01/31
(p)
................ 2,000 1,981,660
2,366,537
Total Fixed Rate Loan Interests — 0.2%
(Cost: $2,413,776) .............................. 2,369,204
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Colombia — 0.0%
Ecopetrol SA, Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 10.00%
,
 09/06/30
(b)(f)
.... USD 150 $ 154,800
Finland — 0.1%
Mehilainen Yhtiot Oy, Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.88%
,
 08/09/28
(b)
..... EUR 867 927,353
France — 0.5%
(b)
Altice France SA, Term Loan B14,
9.41%
,
 08/15/28 ............ 1,995 1,589,359
Tarkett Participation, Facility Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 3.70%), 7.58%
,
 04/21/28 ..... 2,831 3,007,396
4,596,755
Germany — 0.9%
(b)
Tele Columbus AG, Facility Term Loan
A3, (6-mo. EURIBOR + 3.50%),
7.39%
,
 10/15/24 ............ 5,822 3,653,437
TK Elevator Midco GmbH, Facility Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.93%
,
 04/30/30 . 2,357 2,518,561
Wittur Holding GmbH, Facility Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.50%), 9.41%
,
 09/04/28 . 1,391 1,301,654
7,473,652
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
(6-mo. SONIA at 0.00% Floor +
0.00%), 16.50%
,
 11/10/27
(b)(f)
.... GBP 361 266,384
Luxembourg — 0.7%
(b)
Altice Financing SA, Term Loan
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.91%, 10/28/27 .... EUR 1,197 1,136,202
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.91%, 10/31/27 .... 1,937 1,839,023
Concrete Investment II SCA, Facility
Term Loan A2, (3-mo. EURIBOR
at 0.00% Floor + 0.00%),
5.95%
,
 10/30/24
(f)
........... 85 9
EURO Parfums Fze, Term Loan A,
(3-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 12.21%
,
 01/01/30
(f)
USD 218 215,014
Index Holdco SARL, Facility Term Loan
A, (6-mo. EURIBOR at 0.00% Floor
+ 0.10%), 0.10%
,
 12/29/28 ..... EUR 1,714 256,397
Rainbow UK Holdco Ltd., Facility Term
Loan B2, (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 7.16%
,
 02/24/29 . 2,400 2,540,431
5,987,076
Netherlands — 0.7%
(b)
Boels Topholding BV, Facility Term
Loan B2, (1-mo. EURIBOR at
0.00% Floor + 3.25%), 7.13% -
7.14%
,
 02/06/27 ............ 1,293 1,379,420
Median BV, Facility Term Loan B1,
(3-mo. EURIBOR at 0.00% Floor +
4.93%), 8.83%
,
 10/14/27 ...... 1,900 1,975,467

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Ziggo BV, Facility Term Loan H,
01/31/29
(p)
................ EUR 2,139 $ 2,233,662
5,588,549
Spain — 0.7%
(b)
Lorca Holdco Ltd., Term Loan B2,
(6-mo. EURIBOR at 0.00% Floor +
4.20%), 8.10%
,
 09/17/27 ...... 4,000 4,268,159
PAX Holdco SLU, Term Loan,
12/31/29
(p)
................ 1,706 1,790,678
6,058,837
United Kingdom — 1.4%
(b)
CD&R Firefly Bidco Ltd., Facility Term
Loan B6, 03/21/29
(p)
.......... GBP 2,250 2,808,676
Ineos Quattro Holdings UK Ltd., Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 4.50%), 8.35%
,
 04/02/29 . EUR 2,810 2,991,926
Ineos U.S. Finance LLC, Term Loan,
(1-mo. EURIBOR at 0.50% Floor +
4.00%), 7.85%
,
 11/08/27 ....... 3,931 4,200,617
Lorca Finco plc, Term Loan, 04/17/31
(p)
1,946 2,076,366
Seashell Bidco SL, Facility Term Loan
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.00%), 10.36%
,
 10/10/29
(f)
... 74 77,893
12,155,478
United States — 10.8%
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
10.18%
,
 02/02/26
(b)
.......... USD 174 169,365
Altar BidCo, Inc., 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 3.10%), 7.95%
,
 02/01/29
(b)
2,992 2,988,107
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(b)
10,286 10,114,327
AMC Entertainment Holdings, Inc.,
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.43%
,
 04/22/26
(b)
........... 337 291,515
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.46%
,
 12/30/27
(b)
.......... 118 117,314
American Rock Salt Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.43%
,
 06/09/28
(b)
........... 91 80,935
Amneal Pharmaceuticals LLC, Term
Loan, 05/04/28
(b)(p)
........... 2,000 2,000,000
Applied Systems, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.81%
,
 02/24/31
(b)
........... 851 856,737
Ascensus Group Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.93%
,
 08/02/28
(b)
........... 2 2,376
AssuredPartners, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.82%
,
 02/14/31
(b)
264 265,114
Security
Par (000)
Par (000) Value
United States (continued)
Avaya, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor +
1.50%), 6.82%
,
 08/01/28
(b)
..... USD 57 $ 48,753
AVSC Holding Corp., 1st Lien Term
Loan B1, (1-mo. CME Term
SOFR at 1.00% Floor + 3.25%),
8.67%
,
 03/03/25
(b)
........... 958 946,886
Boxer Parent Co., Inc., Term Loan,
8.35%
,
 12/29/28
(b)
........... EUR 2,394 2,566,450
BrewCo Borrower LLC, Term Loan
(3-mo. CME Term SOFR at
0.75% Floor + 6.25%),
11.58%, 04/14/28
(b)
........ 161 133,387
Champions Holdco, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 10.07%
,
 02/23/29
(b)
USD 765 767,234
Chemours Co. (The), Term Loan B3,
(1-mo. EURIBOR at 0.00% Floor +
4.00%), 7.85%
,
 08/18/28
(b)
..... EUR 4,000 4,258,128
Cloud Software Group, Inc., 1st Lien
Term Loan, 03/21/31
(b)(p)
....... USD 1,782 1,777,990
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.91%
,
 03/30/29
(b)
........... 715 714,465
Conair Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.18%
,
 05/17/28
(b)
........... 88 87,030
ConnectWise LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.50%), 9.06%
,
 09/29/28
(b)
..... 79 79,211
CoreLogic, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 11.93%
,
 06/04/29
(b)
750 672,660
CoreWeave Compute Acquisition
Co. II LLC, Delayed Draw Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 8.75%), 1.00% -
14.08%
,
 07/31/28
(b)(f)
......... 1,446 1,444,265
Cotiviti, Inc., Term Loan, 05/01/31
(b)(p)
1,498 1,499,243
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.43%
,
 08/02/27
(b)
141 141,959
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.67%
,
 12/21/28
(b)
237 222,338
Dynasty Acquisition Co., Inc., Term
Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.82%
,
 08/24/28
(b)
........... 186 187,046
Dynasty Acquisition Co., Inc., Term
Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.82%
,
 08/24/28
(b)
........... 72 72,120
ECL Entertainment LLC, Facility
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.07%
,
 09/03/30
(b)
.......... 432 432,858
ECL Entertainment LLC, Term Loan B,
08/31/30
(b)(p)
............... 60 60,143

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
EIS Group, Ltd., Term Loan
(b)(f)
(1-mo. CME Term SOFR at
0.75% Floor + 7.00%),
12.32%, 07/10/28 ......... USD 58 $ 56,946
(1-mo. CME Term SOFR at
0.75% Floor + 7.00%),
12.32%, 07/10/28 ......... 584 569,458
Ellucian Holdings, Inc., 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.42%
,
 10/09/28
(b)
.......... 1,417 1,418,437
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.74%
,
 12/29/27
(b)(f)
287 258,210
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.87%
,
 03/30/27
(b)(f)
EUR 2,604 2,772,314
Flexsys Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.82%
,
 11/01/28
(b)
.......... USD 172 167,427
Genesys Cloud Services Holdings I
LLC, Term Loan
(b)
 12/01/27
(p)
................ 1,995 2,001,608
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.18%, 12/01/27 3,268 3,284,149
GoTo Group, Inc., Term Loan
(b)
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
10.17%, 04/30/28 ......... 3,510 3,330,097
(1-mo. CME Term SOFR at
0.00% Floor + 4.75%),
10.17%, 04/30/28 ......... 1,800 1,365,945
Green Plains Operating Co. LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
13.65%
,
 07/20/26
(b)(f)
......... 426 417,858
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.06%
,
 03/19/27
(b)(f)
......... 20 20,407
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.81%
,
 03/19/27
(b)(f)
......... 107 106,724
Helios Service Partners LLC, Delayed
Draw 1st Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.06%
,
 03/19/27
(b)(f)
.... 91 91,496
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.25%), 1.00% - 11.84%
,
 03/19/27
(b)
(f)
....................... 165 163,655
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.93%
,
 10/25/28
(b)(f)
......... 166 133,505
J&J Ventures Gaming LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
 04/26/28
(b)
320 318,374
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.18%
,
 10/04/28
(b)
129 128,834
Security
Par (000)
Par (000) Value
United States (continued)
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.49%
,
 12/22/26
(b)
.......... USD 126 $ 126,360
Level 3 Financing, Inc., Term Loan B1,
(1-mo. CME Term SOFR at 2.00%
Floor + 6.56%), 11.88%
,
 04/15/29
(b)
54 53,283
Maverick Gaming LLC, Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.80%, 06/03/28
(b)
........ 280 247,488
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.42%
,
 11/01/29
(b)
.......... 461 367,648
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 6.25%), 11.57%
,
 02/23/29
(b)
637 628,400
Modena Buyer LLC, Term Loan,
04/18/31
(b)(p)
............... 1,000 978,130
Montage Hotels & Resorts LLC, Term
Loan, 01/01/38
(b)(f)(p)
.......... 322 321,923
Naked Juice LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.66%
,
 01/24/29
(b)
401 387,021
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.40%
,
 01/24/30
(b)
969 809,040
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
6.50%), 10.35%
,
 03/06/28
(b)
..... EUR 1,682 1,792,510
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
11.56%, 03/19/27
(b)(f)
....... USD 239 238,688
Orion Group HoldCo LLC, Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
11.56%, 03/19/27
(b)(f)
....... 21 20,908
Orion Incremental, Delayed Draw Term
Loan, 12/31/30
(b)(f)(p)
.......... 108 106,775
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.81%
,
 12/28/27
(b)
........... 91 89,948
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.18%
,
 03/13/28
(b)
479 479,089
Potters Industries LLC, Term Loan,
12/14/27
(b)(p)
............... 88 88,495
Project Montage, Term Loan, 01/01/28
(b)
(f)(p)
..................... 143 143,077
Proofpoint, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
 08/31/28
(b)
3,192 3,204,796
Quartz AcquireCo LLC, Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.81%
,
 06/28/30
(b)
5,882 5,908,235
RealPage, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 6.50%), 11.93%
,
 04/23/29
(b)
1,293 1,268,940

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.18%
,
 04/27/28
(b)
.......... USD 4,248 $ 3,304,865
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.18%
,
 04/27/29
(b)
.......... 3,548 1,933,660
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.83%
,
 03/16/27
(b)
........... 345 345,972
StubHub Holdco Sub LLC, Term
Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
10.07%
,
 03/15/30
(b)
.......... 1,644 1,642,448
Triton Water Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.81%
,
 03/31/28
(b)
........... 170 169,395
Truist Insurance Holdings LLC, Term
Loan B, 05/06/31
(b)(p)
.......... 417 417,784
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.43%
,
 01/21/29
(b)
..... 286 284,139
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 11.50%
,
 08/27/25
(b)
5,615 5,616,533
VS Buyer LLC, Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.57%
,
 04/12/31
(b)
..... 908 909,705
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
9.32%
,
 10/22/29
(b)
........... 7,000 7,034,866
Woof Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.32%
,
 12/21/27
(b)
........... 147 114,359
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.32%
,
 11/17/29
(b)
5,283 5,276,521
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 8.43%
,
 03/09/27
(b)
92 79,297
93,993,698
Total Floating Rate Loan Interests — 15.8%
(Cost: $143,266,196) ............................. 137,202,582
Foreign Agency Obligations
France — 0.4%
Electricite de France SA
(b)(c)(m)
(13-Year GBP Swap Semi +
4.23%), 6.00% ........... GBP 1,000 1,218,311
(BPISDS15 + 3.32%), 5.88% ... 400 469,192
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,600 1,486,550
3,174,053
Ireland — 0.4%
AIB Group plc, (5-Year EUR Swap
Annual + 5.70%), 5.25%
(b)(c)(m)
... 3,030 3,231,695
Security
Par (000)
Par (000) Value
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA ,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)(c)
............... EUR 1,725 $ 1,861,638
Total Foreign Agency Obligations — 1.0%
(Cost: $8,157,949) .............................. 8,267,386
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ........ 300,000 6,315,000
SPDR S&P Regional Banking ETF .. 2,003 94,181
Total Investment Companies — 0.7%
(Cost: $6,426,848) .............................. 6,409,181
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.8%
United States — 1.8%
(a)(b)
CSMC Trust, Series 2022-LION,
Class A, (1-mo. CME Term SOFR
at 3.59% Floor + 3.44%), 8.76%,
02/15/25
(f)
................. USD 4,000 3,866,657
Med Trust
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.44%, 11/15/38 ... 2,986 2,978,207
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.69%, 11/15/38 .. 8,555 8,533,555
15,378,419
Total Non-Agency Mortgage-Backed Securities — 1.8%
(Cost: $15,523,464) .............................. 15,378,419
Preferred Securities
Capital Trusts — 0.2%
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria
SA , (5-Year EUR Swap Annual +
6.46%), 6.00%
(b)(c)(m)
.......... EUR 2,000 2,115,724
United States — 0.0%
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15%
(b)
(m)
...................... USD 35 32,130
Total Capital Trusts — 0.2%
(Cost: $2,061,023) .............................. 2,147,854
Shares
Shares
Preferred Stocks — 0.5%
United States — 0.5%
(f)
Cap Hill Brands (Preference)
(e)
..... 506,652 106,397
Dream Finders Homes, Inc.
(Preference), 9.00%
(m)
........ 2,261 2,159,255

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $723,000)
(e)(i)
..... 723,000 $ 723,000
Lessen Holdings, Inc., Series B
(e)
... 16,373 95,946
New York Community Bancorp, Inc.,
Series C, (Acquired 03/07/24, cost
$114,000), 13.00%
(e)(i)
......... 57 145,589
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $567,638),
12.00%
( i )
................. 194,516 787,790
Volato Group, Inc., Class A, (Acquired
12/03/23, cost $22)
(e)(i)
........ 4,491 10,104
4,028,081
Total Preferred Stocks — 0.5%
(Cost: $4,779,432) .............................. 4,028,081
Total Preferred Securities — 0.7%
(Cost: $6,840,455) .............................. 6,175,935
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 5,012 2,180
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 11,711
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 76
United States — 0.0%
(e)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 03/11/26, Strike
Price USD 11.50) ............ 1,667 368
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50)
(f)
.................. 7,450 1
Carnelian Point Holdings LP (Issued/
Exercisable 07/14/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 10.00)
(f)
........... 580 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(f)
........... 16,190 669
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(f)
........... 9,692 —
CXApp, Inc., Class A (Issued/
Exercisable 02/02/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 8,012 2,207
Security
Shares
Shares Value
United States (continued)
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 7,796 $ 1,091
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 10,681 52,123
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 4,328 21,121
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(f)
.................. 1,695 4,305
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 69
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 10
New York Community Bancorp, Inc.,
(Acquired 03/07/24, cost $0)
(Issued/Exercisable 03/11/24,
1 Share for 1 Warrant, Expires
03/11/31, Strike Price USD 2.50)
(f)(i)
43 78,935
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 48
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 20,304 1,379
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 5,599 380
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/03/26, Strike
Price USD 11.50)
(f)
........... 4,828 —
Pivotal Investment Corp. III, Class
A (Issued/Exercisable 01/19/21,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50)
(f)
2,377 —
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(f)
........... 18,705 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(f)(i)
23,975 83,673

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc., (Acquired 12/03/23,
cost $11,228) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(f)(i)
.................. 11,228 $ 1,434
247,813
Total Warrants — 0.0%
(Cost: $168,317) ................................ 261,780
Total Long-Term Investments — 90.8%
(Cost: $867,417,496) ............................. 788,357,259
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 3.6%
(q)
Barclays Bank plc, 4.25%, 06/13/24
(Purchased on 04/24/24 to be
repurchased at USD 486,652,
collateralized by GN Bondco LLC,
9.50%, due at 10/15/31, par and
fair value of USD 500,000 and
$480,160, respectively) ........ USD 486 486,250
Barclays Bank plc, 5.15%, 06/13/24
(Purchased on 04/24/24 to be
repurchased at USD 1,112,524,
collateralized by CommScope, Inc.,
6.00%, due at 03/01/26, par and
fair value of USD 1,213,000 and
$1,084,119, respectively) ...... 1,111 1,111,411
Barclays Bank plc, 0.85%, Open
(Purchased on 04/15/24 to be
repurchased at USD 1,926,296,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due at
07/15/26, par and fair value of
EUR 1,850,000 and $1,908,228,
respectively)
(r)
.............. EUR 1,804 1,925,614
Barclays Bank plc, 2.15%, Open
(Purchased on 03/26/24 to be
repurchased at USD 831,658,
collateralized by Intrum AB, 4.88%,
due at 08/15/25, par and fair value
of EUR 1,010,000 and $883,855,
respectively)
(r)
.............. 778 829,972
Barclays Bank plc, 2.50%, Open
(Purchased on 04/05/24 to be
repurchased at USD 1,407,425,
collateralized by Motion Bondco
DAC, 4.50%, due at 11/15/27, par
and fair value of EUR 1,350,000 and
$1,358,714, respectively)
(r)
..... 1,317 1,405,278
Barclays Bank plc, 3.55%, Open
(Purchased on 04/15/24 to be
repurchased at USD 1,570,740,
collateralized by Akelius Residential
Property Financing BV, 0.75%, due
at 02/22/30, par and fair value of
EUR 1,850,000 and $1,550,848,
respectively)
(r)
.............. 1,470 1,568,420
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 5.00%, Open
(Purchased on 02/08/24 to be
repurchased at USD 3,095,609,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 3,300,000
and $2,970,815, respectively)
(r)
.. USD 3,061 $ 3,060,750
Barclays Bank plc, 5.15%, Open
(Purchased on 02/08/24 to be
repurchased at USD 128,829,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 156,000 and $128,424,
respectively)
(r)
.............. 127 127,335
Barclays Bank plc, 5.15%, Open
(Purchased on 02/08/24 to be
repurchased at USD 193,444,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 201,000 and
$192,290, respectively)
(r)
....... 191 191,201
Barclays Capital, Inc., 3.75%, 06/13/24
(Purchased on 04/24/24 to be
repurchased at USD 232,459,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due at
06/01/29, par and fair value of USD
261,000 and $219,045, respectively) 232 232,290
BNP Paribas SA, 0.40%, Open
(Purchased on 04/17/24 to be
repurchased at USD 1,083,715,
collateralized by Webuild SpA,
7.00%, due at 09/27/28, par and
fair value of EUR 920,000 and
$1,054,263, respectively)
(r)
..... EUR 1,015 1,083,570
BNP Paribas SA, 0.80%, Open
(Purchased on 04/09/24 to be
repurchased at USD 1,030,932,
collateralized by Webuild SpA,
3.63%, due at 01/28/27, par and
fair value of EUR 990,000 and
$1,022,888, respectively)
(r)
..... 966 1,030,474
BNP Paribas SA, 1.50%, Open
(Purchased on 03/27/24 to be
repurchased at USD 821,306,
collateralized by Intrum AB, 4.88%,
due at 08/15/25, par and fair value
of EUR 1,010,000 and $883,855,
respectively)
(r)
.............. 769 820,314
BNP Paribas SA, 3.00%, Open
(Purchased on 04/15/24 to be
repurchased at USD 1,347,488,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,296,825, respectively)
(r)
..... GBP 1,077 1,345,833
BNP Paribas SA, 3.50%, Open
(Purchased on 04/09/24 to be
repurchased at USD 2,452,840,
collateralized by Banco de Sabadell
SA, 5.13%, due at 06/27/34, par
and fair value of EUR 2,300,000 and
$2,367,581, respectively)
(r)
..... EUR 2,294 2,448,080

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 5.10%, Open
(Purchased on 04/29/24 to be
repurchased at USD 1,048,086,
collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 1,150,000 and
$1,011,331, respectively)
(r)
..... USD 1,048 $ 1,047,938
BNP Paribas SA, 5.16%, Open
(Purchased on 04/29/24 to be
repurchased at USD 170,926,
collateralized by CrownRock LP,
5.00%, due at 05/01/29, par and
fair value of USD 169,000 and
$166,501, respectively)
(r)
....... 171 170,901
BofA Securities, Inc., 5.10%, 05/16/24
(Purchased on 04/18/24 to be
repurchased at USD 104,682,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 108,000 and
$103,320, respectively) ........ 104 104,490
Goldman Sachs International,
3.60%, Open (Purchased on
04/15/24 to be repurchased at
USD 1,112,634, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 1,080,000 and $1,109,355,
respectively)
(r)
.............. EUR 1,041 1,110,968
J.P. Morgan Securities plc,
3.55%, Open (Purchased on
04/15/24 to be repurchased at USD
1,552,234, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 1,700,000 and
$1,530,783, respectively)
(r)
..... 1,452 1,549,941
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
04/15/24 to be repurchased at USD
1,120,583, collateralized by Paprec
Holding SA, 3.50%, due at 07/01/28,
par and fair value of EUR 1,090,000
and $1,115,876, respectively)
(r)
.. 1,048 1,118,905
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
04/15/24 to be repurchased at USD
730,478, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 800,000 and
$720,369, respectively)
(r)
....... 683 729,384
J.P. Morgan Securities plc,
3.65%, Open (Purchased on
04/15/24 to be repurchased at
USD 1,710,638, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,694,355,
respectively)
(r)
.............. 1,600 1,708,041
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
3.70%, Open (Purchased on
04/15/24 to be repurchased at
USD 1,710,674, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,694,355,
respectively)
(r)
.............. EUR 1,600 $ 1,708,041
Nomura Securities International,
Inc., 3.35%, Open (Purchased
on 04/12/24 to be repurchased
at USD 642,831, collateralized
by GN Bondco LLC, 9.50%, due
at 10/15/31, par and fair value
of USD 650,000 and $624,209,
respectively)
(r)
.............. USD 642 641,875
Nomura Securities International,
Inc., 4.75%, Open (Purchased
on 04/12/24 to be repurchased
at USD 325,573, collateralized
by PBF Holding Co. LLC, 6.00%,
due at 02/15/28, par and fair value
of USD 329,000 and $320,871,
respectively)
(r)
.............. 325 324,888
RBC Capital Markets LLC,
4.40%, Open (Purchased on
04/22/24 to be repurchased at
USD 488,036, collateralized by
GN Bondco LLC, 9.50%, due
at 10/15/31, par and fair value
of USD 500,000 and $480,161,
respectively)
(r)
.............. 488 487,500
RBC Capital Markets LLC,
5.15%, Open (Purchased on
03/28/24 to be repurchased at
USD 1,734,144, collateralized by
Community Health Systems, Inc.,
6.00%, due at 01/15/29, par and
fair value of USD 1,950,000 and
$1,701,259, respectively)
(r)
..... 1,726 1,725,750
RBC Europe Ltd., 3.65%, Open
(Purchased on 04/15/24 to be
repurchased at USD 1,112,658,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 1,080,000 and
$1,109,354, respectively)
(r)
..... EUR 1,041 1,110,968
Total Borrowed Bond Agreements — 3.6%
(Cost: $31,252,429) .............................. 31,206,382
Commercial Paper — 0.6%
L3Harris Technologies, Inc., 6.22%
,
08/29/24
(a)(s)
............... USD 5,000 4,905,460
Total Commercial Paper — 0.6%
(Cost: $4,902,167) .............................. 4,905,460

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 7.5%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.18%
(t)(u)
.... 64,671,834 $ 64,671,834
Total Money Market Funds — 7.5%
(Cost: $64,671,834) .............................. 64,671,834
Total Short-Term Securities — 11.7%
(Cost: $100,826,430) ............................. 100,783,676
Total Options Purchased — 0.0%
(Cost: $1,421,720 ) .............................. 678,283
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 102.5%
(Cost: $969,665,646) ............................. 889,819,218
Total Options Written — (0.0)%
(Premiums Received — $(554,248)) .................. (435,888)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (3.5)%
Austria — (0.4)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) (3,388,710)
France — (0.1)%
Paprec Holding SA, 3.50% ,  07/01/28 (1,090) (1,115,876)
Germany — (0.3)%
Vonovia SE, 0.25% ,  09/01/28 ...... (2,500) (2,251,152)
Italy — (0.2)%
Webuild SpA:
3.63% ,  01/28/27 ............ (990) (1,022,888)
7.00% ,  09/27/28 ............ (920) (1,054,263)
(2,077,151)
Spain — (0.3)%
Banco de Sabadell SA, (5-Year
EURIBOR ICE Swap Rate + 2.40%),
5.13% ,  06/27/34
(b)
........... (2,300) (2,367,581)
Sweden — (0.6)%
Akelius Residential Property Financing
BV, 0.75% ,  02/22/30 ......... (1,850) (1,550,848)
Intrum AB, 4.88% ,  08/15/25 ....... (2,020) (1,767,710)
Security
Par (000)
Par (000) Value
Sweden (continued)
Verisure Midholding AB,
5.25% ,  02/15/29 ............ EUR (2,160) $ (2,218,709)
(5,537,267)
United Kingdom — (0.5)%
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ (1,850) (1,908,228)
Motion Bondco DAC, 4.50% ,  11/15/27 (1,350) (1,358,714)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,100) (1,296,825)
(4,563,767)
United States — (1.1)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (3,300) (2,970,815)
CommScope, Inc., 6.00% ,  03/01/26
(a)
(1,213) (1,084,119)
Community Health Systems, Inc.,
6.00% ,  01/15/29
(a)
........... (1,950) (1,701,259)
CrownRock LP, 5.00% ,  05/01/29
(a)
.. (169) (166,501)
Frontier Communications Holdings
LLC, 6.75% ,  05/01/29
(a)
....... (1,150) (1,011,331)
GN Bondco LLC, 9.50% ,  10/15/31
(a)
. (1,650) (1,584,530)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (261) (219,045)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (156) (128,424)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (320,871)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (309) (295,610)
(9,482,505)
Total Borrowed Bonds — (3.5)%
(Proceeds: $(30,630,195)) .........................
(30,784,009)
Investments Sold Short
Corporate Bonds
United States — (0.1)%
CommScope, Inc., 8.25%
,
03/01/27
(a)
(1,117) (430,629)
Total Corporate Bonds — (0.1)%
(Proceeds: $(982,978)) ........................... (430,629)
Total Investments Sold Short — (0.1)%
(Proceeds: $(982,978) ) ........................... (430,629)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 98.9%
(Cost: $937,498,225) ............................. 858,168,692
Other Assets Less Liabilities — 1.1% ................... 9,553,297
Net Assets — 100.0% .............................. $ 867,721,989
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,230,245, representing 0.37% of its net assets as of period end, and an original cost of $2,749,490.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(j)
Zero-coupon bond.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Perpetual security with no stated maturity date.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Affiliate of the Fund.
(u)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 56,350,784 $ 8,321,050
(a)
$ — $ — $ — $ 64,671,834 64,671,834 $ 2,538,009 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... — 2,018,530 (2,059,904) 41,374 — — — — —
$ 41,374 $ — $ 64,671,834 $ 2,538,009 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 37 06/18/24 $ 3,976 $ (98,919)
U.S. Treasury 10-Year Ultra Note ............................................... 2 06/18/24 221 (7,268)
(106,187)
Short Contracts
Euro-Bobl ............................................................... 7 06/06/24 870 8,285
U.S. Treasury 10-Year Note ................................................... 13 06/18/24 1,397 34,713
U.S. Treasury Ultra Bond ..................................................... 15 06/18/24 1,795 7,632
EURO STOXX 50 Index ..................................................... 33 06/21/24 1,716 16,044
EURO STOXX Banks Price Index ............................................... 54 06/21/24 400 (40,819)
Russell 2000 E-Mini Index .................................................... 66 06/21/24 6,552 344,884
S&P 500 E-Mini Index ....................................................... 1 06/21/24 253 6,216
376,955
$ 270,768
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 577,561 EUR 525,608 Deutsche Bank AG 05/16/24 $ 16,317
GBP 1,977,209 USD 2,449,787 JPMorgan Chase Bank NA 06/20/24 21,483
USD 548,238 AUD 834,000 Morgan Stanley & Co. International plc 06/20/24 7,165
USD 1,316,153 EUR 1,217,211 Barclays Bank plc 06/20/24 14,443
USD 306,581,921 EUR 280,325,000 BNP Paribas SA 06/20/24 6,796,723
USD 102,165 EUR 94,000 Deutsche Bank AG 06/20/24 1,640
USD 1,293,603 EUR 1,194,000 JPMorgan Chase Bank NA 06/20/24 16,715
USD 878,241 EUR 809,005 Morgan Stanley & Co. International plc 06/20/24 13,075
USD 1,317,823 EUR 1,206,123 Toronto Dominion Bank 06/20/24 27,970
USD 1,290,255 EUR 1,179,877 UBS AG 06/20/24 28,471
USD 50,592,167 GBP 39,716,000 Barclays Bank plc 06/20/24 952,022
USD 105,732 GBP 83,000 HSBC Bank plc 06/20/24 1,992
USD 1,698,924 GBP 1,343,870 JPMorgan Chase Bank NA 06/20/24 19,249
USD 1,960,708 GBP 1,540,372 Morgan Stanley & Co. International plc 06/20/24 35,432
USD 133,484 JPY 19,821,000 Morgan Stanley & Co. International plc 06/20/24 6,845
7,959,542
EUR 525,608 USD 576,464 BNP Paribas SA 05/16/24 (15,219)
EUR 416,175 USD 445,559 Bank of America NA 06/04/24 (810)
EUR 416,535 USD 445,947 Standard Chartered Bank 06/04/24 (813)
EUR 2,996,429 USD 3,250,255 BNP Paribas SA 06/20/24 (45,813)
EUR 10,399,950 USD 11,328,275 Deutsche Bank AG 06/20/24 (206,359)
GBP 2,973,121 USD 3,768,012 JPMorgan Chase Bank NA 06/20/24 (51,974)
USD 912,770 EUR 855,879 Bank of America NA 06/20/24 (2,524)
USD 2,557,819 GBP 2,056,127 Barclays Bank plc 06/20/24 (12,088)
USD 283,930 GBP 227,854 Morgan Stanley & Co. International plc 06/20/24 (860)
(336,460)
$ 7,623,082

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Paramount Global ........................... 500 05/17/24 USD 14.00 USD 570 $ 9,249
Paramount Global ........................... 500 05/17/24 USD 16.00 USD 570 3,250
Sabre Corp. ............................... 1,000 05/17/24 USD 3.50 USD 287 9,500
SPDR S&P Oil & Gas Exploration & Production ETF .... 250 05/17/24 USD 175.00 USD 3,786 1,625
CBOE Volatility Index ......................... 500 05/22/24 USD 20.00 USD 783 22,500
CBOE Volatility Index ......................... 1,250 05/22/24 USD 25.00 USD 1,956 30,000
Lions Gate Entertainment Corp. .................. 500 06/21/24 USD 12.50 USD 472 5,000
Paramount Global ........................... 500 06/21/24 USD 15.00 USD 570 18,249
Sabre Corp. ............................... 1,000 07/19/24 USD 3.50 USD 287 23,000
Sabre Corp. ............................... 1,500 07/19/24 USD 4.50 USD 431 12,000
134,373
Put
U.S. Treasury 10-Year Note ..................... 150 05/03/24 USD 106.50 USD 150 14,063
ams-OSRAM AG ............................ 650 05/17/24 CHF 1.00 CHF 73 6,717
EURO STOXX 50 Index ....................... 159 05/17/24 EUR 4,850.00 EUR 7,825 54,469
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,350 05/17/24 USD 75.00 USD 10,299 17,550
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,000 05/17/24 USD 83.00 USD 8,715 7,500
iShares Russell 2000 ETF ...................... 250 05/17/24 USD 180.00 USD 4,898 7,250
iShares Russell 2000 ETF ...................... 500 05/17/24 USD 165.00 USD 9,795 2,500
S&P 500 Index ............................. 23 05/17/24 USD 4,800.00 USD 11,582 20,010
SPDR S&P 500 ETF Trust ...................... 44 05/17/24 USD 504.00 USD 2,209 29,546
iShares iBoxx $ High Yield Corporate Bond ETF ....... 220 06/21/24 USD 76.00 USD 1,678 15,620
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 07/19/24 USD 73.00 USD 3,815 13,000
188,225
$ 322,598
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 05/15/24 USD 104.00 USD 7,500 $ 6,094
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly
Goldman Sachs
International 05/15/24 USD 104.00 USD 5,000 4,063
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 05/15/24 USD 104.50 USD 10,000 7,095
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly
JP Morgan Chase Bank
NA 05/15/24 USD 105.00 USD 10,000 21,145
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly
JP Morgan Chase Bank
NA 05/15/24 USD 105.00 USD 5,000 10,572
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
JP Morgan Chase Bank
NA 05/15/24 EUR 350.00 EUR 10,000 12,197
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 06/19/24 EUR 350.00 EUR 15,720 89,119
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 EUR 350.00 EUR 15,000 18,295

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 EUR 350.00 EUR 19,840 $ 176,617
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 EUR 400.00 EUR 10,000 3,496
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 EUR 400.00 EUR 10,000 3,496
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 EUR 400.00 EUR 10,000 3,496
$ 355,685
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Paramount Global ............................ 500 05/17/24 USD 18.00 USD 570 $ (3,750)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 250 05/17/24 USD 190.00 USD 3,786 (31,500)
CBOE Volatility Index .......................... 500 05/22/24 USD 35.00 USD 783 (5,500)
CBOE Volatility Index .......................... 1,250 05/22/24 USD 45.00 USD 1,956 (8,125)
Paramount Global ............................ 500 06/21/24 USD 19.00 USD 570 (4,500)
(53,375)
Put
U.S. Treasury 10-Year Note ...................... 150 05/03/24 USD 104.00 USD 150 (150)
EURO STOXX 50 Index ........................ 159 05/17/24 EUR 4,500.00 EUR 7,825 (7,296)
iShares Russell 2000 ETF ....................... 250 05/17/24 USD 160.00 USD 4,898 (876)
(8,322)
$ (61,697)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 BB- EUR 312.50 EUR 19,840 $ (114,289)
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 06/19/24 BB- EUR 325.00 EUR 15,720 (123,306)
(237,595)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 % Quarterly Bank of America NA 05/15/24 B+ USD 100.00 USD 7,500 (2,051)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 42.V1 5 .00 % Quarterly
Goldman Sachs
International 05/15/24 B+ USD 100.00 USD 5,000 $ (1,367)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/19/24 BB- EUR 400.00 EUR 15,720 (36,636)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 07/17/24 BB- EUR 400.00 EUR 19,840 (89,540)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
JP Morgan Chase Bank
NA 05/15/24 BB- EUR 450.00 EUR 10,000 (2,644)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 BB- EUR 500.00 EUR 10,000 (2,179)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 BB- EUR 500.00 EUR 10,000 (2,179)
(136,596)
$ (374,191)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 41.V1 . 5 .00 % Quarterly 06/20/29 EUR 318 $ (28,044) $ (31,854) $ 3,810
iTraxx Europe Crossover Index Series 41.V1 . 5 .00 Quarterly 06/20/29 EUR 9,382 (827,379) (913,447) 86,068
iTraxx Europe Main Index Series 41.V1 ..... 1 .00 Quarterly 06/20/29 EUR 1,009 (23,603) (23,505) (98)
iTraxx Europe Main Index Series 41.V1 ..... 1 .00 Quarterly 06/20/29 EUR 53,306 (1,246,937) (1,226,477) (20,460)
iTraxx Europe Senior Financials Index Series
41.V1 ......................... 1 .00 Quarterly 06/20/29 EUR 2,667 (51,753) (49,530) (2,223)
iTraxx Europe Subordinated Financials Index
Series 41.V1 ..................... 1 .00 Quarterly 06/20/29 EUR 9,636 66,981 81,858 (14,877)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 Quarterly 06/20/29 USD 7,347 (474,549) (480,442) 5,893
$ (2,585,284) $ (2,643,397) $ 58,113
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 10,092 $ — $ 10,092
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (10,128) — (10,128)
$ (36) $ — $ (36)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Barclays Bank plc 06/20/24 USD 1,000 $ 252 $ 8,941 $ (8,689)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 06/20/24 USD 370 93 3,402 (3,309)
Pitney Bowes, Inc. ......... 1 .00 Quarterly BNP Paribas SA 06/20/24 USD 750 189 6,293 (6,104)
Staples, Inc. ............. 5 .00 Quarterly Barclays Bank plc 06/20/24 USD 500 (3,774) 4,028 (7,802)
Staples, Inc. ............. 5 .00 Quarterly Goldman Sachs International 06/20/24 USD 525 (3,963) 3,575 (7,538)
Xerox Corp. ............. 1 .00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 (2,624) 3,926 (6,550)
American Airlines Group, Inc. .. 5 .00 Quarterly JP Morgan Chase Bank NA 12/20/24 USD 1,000 (32,116) (7,451) (24,665)
American Airlines Group, Inc. .. 5 .00 Quarterly JP Morgan Chase Bank NA 12/20/24 USD 500 (16,058) (3,725) (12,333)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JP Morgan Chase Bank NA 12/20/24 USD 270 (8,902) 2,896 (11,798)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/24 USD 10,000 (57,209) (26,472) (30,737)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 1,320 (72,945) (32,369) (40,576)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 880 (48,630) (21,583) (27,047)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JP Morgan Chase Bank NA 06/20/25 USD 270 (13,790) 7,638 (21,428)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 (14,136) 127,098 (141,234)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 6,876 119,086 (112,210)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (12,078) 22,406 (34,484)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (10,065) 24,530 (34,595)
Boparan Finance plc ....... 5 .00 Quarterly Goldman Sachs International 12/20/25 EUR 1,709 54,580 56,853 (2,273)
Grifols SA ............... 5 .00 Quarterly JP Morgan Chase Bank NA 12/20/25 EUR 670 11,390 (10,853) 22,243
Grifols SA ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 1,068 18,155 (4,372) 22,527
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 300 19,600 29,962 (10,362)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 200 13,067 15,407 (2,340)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (21,553) 11,896 (33,449)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 (28,794) 14,883 (43,677)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (21,553) 11,896 (33,449)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (33,490) 20,200 (53,690)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (62,155) (35,061) (27,094)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 3,541 122,626 (119,085)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 112,039 145,893 (33,854)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 76,187 96,538 (20,351)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 44,816 59,771 (14,955)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 67,223 92,274 (25,051)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 224,078 406,170 (182,092)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 74,693 94,698 (20,005)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JP Morgan Chase Bank NA 12/20/27 USD 1,000 149,386 256,572 (107,186)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (93,631) 59,551 (153,182)
Simon Property Group LP .... 1 .00 Quarterly JP Morgan Chase Bank NA 12/20/27 USD 3,650 (65,096) 41,481 (106,577)
UniCredit SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/27 EUR 2,100 2,448 120,965 (118,517)
UniCredit SpA ............ 1 .00 Quarterly JP Morgan Chase Bank NA 12/20/27 EUR 1,939 2,260 101,890 (99,630)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 490 24,069 41,632 (17,563)
Xerox Corp. ............. 1 .00 Quarterly JP Morgan Chase Bank NA 12/20/27 USD 830 40,770 70,771 (30,001)
Altice France SA .......... 5 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 1,131 389,656 159,106 230,550
Altice France SA .......... 5 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 2,230 768,287 417,861 350,426
Altice France SA .......... 5 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 1,690 582,244 237,743 344,501
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 133 (2,854) 4,976 (7,830)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 112 (2,403) 4,946 (7,349)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 1,000 (21,459) 29,614 (51,073)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 38 (815) 1,747 (2,562)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 117 (2,511) 5,808 (8,319)
Deutsche Bank AG ......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 600 (3,007) 41,567 (44,574)
Deutsche Bank AG ......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 131 (657) 6,211 (6,868)
Deutsche Bank AG ......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 117 (586) 5,255 (5,841)
Deutsche Bank AG ......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 EUR 352 (1,764) 15,809 (17,573)
Paramount Global ......... 1 .00 Quarterly JP Morgan Chase Bank NA 06/20/28 USD 4,150 65,469 152,402 (86,933)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/28 USD 750 133,276 224,204 (90,928)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 1,053 (909) 1,962
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 75,342 64,482 10,860

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Gap, Inc. (The) ........... 1 .00 % Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 $ 32,107 $ 144,426 $ (112,319)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JP Morgan Chase Bank NA 12/20/28 EUR 3,000 (499,636) (177,727) (321,909)
J.P. Morgan Structured Products
BV ................. 1 .00 Quarterly Bank of America NA 12/20/28 EUR 1,070 34,314 60,477 (26,163)
Paramount Global ......... 1 .00 Quarterly JP Morgan Chase Bank NA 12/20/28 USD 125 3,471 8,583 (5,112)
Paramount Global ......... 1 .00 Quarterly JP Morgan Chase Bank NA 12/20/28 USD 125 3,471 8,363 (4,892)
Xerox Corp. ............. 1 .00 Quarterly JP Morgan Chase Bank NA 12/20/28 USD 170 15,004 19,140 (4,136)
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 330 29,125 37,153 (8,028)
ELO SACA .............. 1 .00 Quarterly Bank of America NA 06/20/29 EUR 1,975 140,000 148,593 (8,593)
Grifols SA ............... 5 .00 Quarterly Barclays Bank plc 06/20/29 EUR 3,132 343,374 333,687 9,687
Ladbrokes Group Finance plc . 1 .00 Quarterly Bank of America NA 06/20/29 EUR 426 12,313 12,468 (155)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 1,705 49,253 57,940 (8,687)
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 948 (126,876) (90,446) (36,430)
Novafives SAS ........... 5 .00 Quarterly JP Morgan Chase Bank NA 06/20/29 EUR 1,026 (137,316) (75,943) (61,373)
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,069 (82,007) (97,303) 15,296
Republic of Panama ........ 1 .00 Quarterly Bank of America NA 06/20/29 USD 4,000 150,583 155,273 (4,690)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 10,070 24,717 (74,971) 99,688
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 4,500 11,045 (12,100) 23,145
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/29 EUR 2,617 (360,704) (336,660) (24,044)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 06/20/29 EUR 1,987 155,515 151,326 4,189
Verisure Midholding AB ...... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,000 (66,308) (60,966) (5,342)
Volvo Car AB ............ 5 .00 Quarterly Barclays Bank plc 06/20/29 EUR 2,140 (371,749) (352,871) (18,878)
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 2,000 (347,429) (337,117) (10,312)
$ – $ – $ –
$ 1,314,688 $ 2,956,009 $ (1,641,321)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 15,000 $ 33,235 $ 5,455 $ 27,780
Verizon Communications,
Inc. ............. 1 .00 Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 10,000 22,157 3,668 18,489
ADLER Real Estate AG . 5 .00 Quarterly
JP Morgan Chase Bank
NA 12/20/24 NR EUR 420 (12,061) (22,312) 10,251
Altice France SA ...... 5 .00 Quarterly
JP Morgan Chase Bank
NA 06/20/25 CCC+ EUR 2,230 (260,791) (106,185) (154,606)
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 175,387 102,872 72,515
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,000 116,925 74,722 42,203
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 128,617 93,771 34,846
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,300 76,001 53,880 22,121
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 667 38,975 28,542 10,433
Altice France SA ...... 5 .00 Quarterly
JP Morgan Chase Bank
NA 12/20/25 CCC+ EUR 1,544 (270,148) 2,540 (272,688)
Altice France SA ...... 5 .00 Quarterly
JP Morgan Chase Bank
NA 12/20/25 CCC+ EUR 2,047 (358,098) (28,598) (329,500)
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 59,102 55,450 3,652
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 35,461 33,286 2,175
CCO Holdings LLC .... 5 .00 Quarterly
JP Morgan Chase Bank
NA 12/20/25 BB- USD 2,000 130,024 116,640 13,384
CCO Holdings LLC .... 5 .00 Quarterly
JP Morgan Chase Bank
NA 12/20/25 BB- USD 545 35,461 33,568 1,893
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 182 (11,518) (29,369) 17,851
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 125 (7,902) (20,152) 12,250
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 248 (15,727) (41,282) 25,555
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 377 (23,863) (61,896) 38,033

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5 .00 % Quarterly Bank of America NA 12/20/27 NR EUR 800 $ 103,576 $ (18,682) $ 122,258
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 NR EUR 942 121,961 (24,261) 146,222
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/28 BB USD 2,000 328,393 253,098 75,295
Amkor Technology, Inc. .. 5 .00 Quarterly
JP Morgan Chase Bank
NA 06/20/28 BB USD 2,000 328,393 244,069 84,324
Amkor Technology, Inc. .. 5 .00 Quarterly
JP Morgan Chase Bank
NA 06/20/28 BB USD 2,000 328,393 249,253 79,140
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 12/20/28 BBB USD 5,000 76,953 51,336 25,617
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 2,137 (168,274) (158,810) (9,464)
Bristol-Myers Squibb Co. . 1 .00 Quarterly
JP Morgan Chase Bank
NA 12/20/28 NR USD 5,000 148,583 131,775 16,808
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/28 BB- USD 3,000 249,005 227,320 21,685
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/28 BB- USD 2,000 166,004 159,001 7,003
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/28 BB- USD 2,000 166,004 151,281 14,723
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/28 BB- USD 2,000 (19,793) (60,582) 40,789
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs Bank
USA 12/20/28 BB- USD 2,000 (22,878) (53,421) 30,543
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/29 BB- USD 2,000 154,840 170,980 (16,140)
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/29 NR EUR 177 24,546 20,783 3,763
EQM Midstream Partners
LP .............. 5 .00 Quarterly
JP Morgan Chase Bank
NA 06/20/29 BB- USD 2,000 392,480 376,192 16,288
Oracle Corp. ......... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 5,000 138,522 126,594 11,928
Royal Caribbean Cruises
Ltd. ............. 5 .00 Quarterly Bank of America NA 06/20/29 BB+ USD 2,000 331,699 319,734 11,965
Sunrise HoldCo IV BV .. 5 .00 Quarterly Bank of America NA 06/20/29 B EUR 624 71,676 63,144 8,532
Sunrise HoldCo IV BV .. 5 .00 Quarterly Deutsche Bank AG 06/20/29 B EUR 364 41,772 35,890 5,882
Sunrise HoldCo IV BV .. 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B EUR 988 113,448 121,147 (7,699)
Uber Technologies, Inc. .. 5 .00 Quarterly Barclays Bank plc 06/20/29 BB USD 2,000 385,878 365,398 20,480
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 2,380 135,077 84,465 50,612
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/29 BB USD 2,000 324,871 313,223 11,648
Vistra Operations Co. LLC 5 .00 Quarterly BNP Paribas SA 06/20/29 BB USD 1,000 162,436 162,729 (293)
Vistra Operations Co. LLC 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB USD 1,000 162,436 154,573 7,863
Vistra Operations Co. LLC 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB USD 1,000 162,436 161,273 1,163
Ziggo Bond Co. BV .... 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 499 28,529 41,010 (12,481)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 711 40,658 33,706 6,952
$ 4,368,861 $ 3,996,818 $ 372,043
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
05/10/24 $ (3,160,119) $ 55,516
(c)
$ (3,110,669) 0 .4%
Monthly
Merrill Lynch
International &
Co.
(d)
02/15/28 (315,350) (5,967)
(e)
(321,345) 0 .2
Monthly
Merrill Lynch
International &
Co.
(f)
02/15/28 565,116 (66,160)
(g)
502,083 0 .5
$ (16,611) $ (2,929,931)
(b) (d) (f)
Range: 15-182 basis points 15-20 basis points 20-100 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) JPMChase
(c)
Amount includes $6,066 of net dividends and financing fees.
(d) Merill L
(e)
Amount includes $28 of net dividends and financing fees.
(f) Merill Lynch
(g)
Amount includes $(3,127) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date May 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
BankUnited, Inc. .......... 1,627 $ 43,490 ( 1 .4 ) %
Customers Bancorp, Inc. .... 996 45,487 ( 1 .5 )
Eagle Bancorp, Inc. ........ 1,722 31,840 ( 1 .0 )
New York Community Bancorp,
Inc. ................. 12,350 32,728 ( 1 .1 )
153,545
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (10,534) (803,639) 25 .8
iShares iBoxx $ Investment
Grade Corporate Bond ETF (7,392) (776,086) 25 .0
Shares Value
% of Basket
Value
United States (continued)
Vanguard Intermediate-Term
Corporate Bond ETF ..... (16,935) $ (1,327,027) 42 .7%
(2,906,752)
Common Stocks
United States
Atlantic Union Bankshares Corp. (796) (25,289) 0 .8
Brookline Bancorp, Inc. ..... (2,825) (23,447) 0 .8
Community Bank System, Inc. . (552) (23,857) 0 .8
CVB Financial Corp. ....... (1,903) (31,095) 1 .0
Dime Community Bancshares,
Inc. ................. (108) (1,966) 0 .1
First Bancorp ............ (848) (25,788) 0 .8
Glacier Bancorp, Inc. ....... (646) (23,372) 0 .8
Independent Bank Group, Inc. . (904) (33,665) 1 .1
OceanFirst Financial Corp. ... (1,781) (26,288) 0 .8
Provident Financial Services,
Inc. ................. (2,608) (38,285) 1 .2
Sandy Spring Bancorp, Inc. .. (1,837) (37,567) 1 .2
SouthState Corp. ......... (346) (26,192) 0 .8

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Shares Value
% of Basket
Value
United States (continued)
Valley National Bancorp ..... (5,799) $ (40,651) 1 .3%
(357,462)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (3,110,669)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Investment Companies
United States
SPDR S&P Oil & Gas Exploration
& Production ETF ....... 3,500 530,005 293 .3
Reference Entity — Short
Common Stocks
United States
Air Transport Services Group,
Inc. ................. (15,000) (192,300) ( 106 .4 )
Brandywine Realty Trust .... (5,000) (22,700) ( 12 .6 )
Frontier Communications Parent,
Inc. ................. (27,500) (636,350) ( 352 .1 )
(851,350)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (321,345)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Liberty Global Ltd. , Class A ... 60,802 $ 966,448 534 .7%
Germany
ADLER Group SA ......... 6,390 1,193 0 .7
United Kingdom
EnQuest plc ............. 2,969,582 621,161 343 .7
Synthomer plc ........... 282,917 915,595 506 .6
1,536,756
United States
Altice USA, Inc. , Class A .... 59,932 115,669 64 .0
Total Reference Entity — Long ............ 2,620,066
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (8,080) (616,423) ( 341 .1 )
iShares Preferred & Income
Securities ETF ......... (48,500) (1,501,560) ( 830 .8 )
(2,117,983)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ 502,083
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 68,556,982 $ — $ 68,556,982
Common Stocks
France .............................................. 49,689 — — 49,689
Germany ............................................ 12,723 — — 12,723
Luxembourg .......................................... — — 201,665 201,665
United Kingdom ........................................ 215,117 — 68 215,185
United States .......................................... 4,912,470 398,121 1,886,514 7,197,105
Zambia .............................................. 4,114 — — 4,114
Corporate Bonds
Australia ............................................. — 79,674 578,139 657,813
Austria .............................................. — 3,711,849 — 3,711,849
Canada ............................................. — 468,901 — 468,901
Chile ............................................... — 88,722 — 88,722
China ............................................... — 2,276,136 — 2,276,136
Cyprus .............................................. — 1,124,699 — 1,124,699
Czech Republic ........................................ — 1,713,667 — 1,713,667
Denmark ............................................. — 569,847 — 569,847
Finland .............................................. — 585,792 — 585,792
France .............................................. — 19,881,912 317,437 20,199,349
Germany ............................................ — 28,474,003 458,522 28,932,525
Greece .............................................. — 1,551,309 — 1,551,309
Hong Kong ........................................... — 7,245,807 — 7,245,807
Ireland .............................................. — 10,041,648 — 10,041,648
Israel ............................................... — 1,045,995 — 1,045,995
Italy ................................................ — 21,795,757 — 21,795,757
Japan ............................................... — 9,350,914 — 9,350,914
Jersey, Channel Islands ................................... — 2,010,675 — 2,010,675
Luxembourg .......................................... — 10,776,954 — 10,776,954
Netherlands ........................................... — 6,955,851 — 6,955,851
Norway .............................................. — 2,883,308 — 2,883,308
Portugal ............................................. — 14,402,931 — 14,402,931
Romania ............................................. — 3,274,411 — 3,274,411
Slovenia ............................................. — 2,287,384 — 2,287,384
South Korea .......................................... — 2,007,500 — 2,007,500
Spain ............................................... — 9,513,597 737,879 10,251,476
Sweden ............................................. — 8,049,518 — 8,049,518
Switzerland ........................................... — 4,508,372 — 4,508,372
United Arab Emirates .................................... — 711,268 — 711,268
United Kingdom ........................................ — 48,768,379 20,771,964 69,540,343
United States .......................................... — 262,584,159 20,763,535 283,347,694
Zambia .............................................. — 3,686,894 — 3,686,894
Fixed Rate Loan Interests
Jersey, Channel Islands ................................... — — 2,667 2,667
United States .......................................... — 2,366,537 — 2,366,537
Floating Rate Loan Interests
Colombia ............................................ — — 154,800 154,800
Finland .............................................. — 927,353 — 927,353
France .............................................. — 4,596,755 — 4,596,755
Germany ............................................ — 7,473,652 — 7,473,652
Jersey, Channel Islands ................................... — — 266,384 266,384
Luxembourg .......................................... — 5,772,053 215,023 5,987,076
Netherlands ........................................... — 5,588,549 — 5,588,549
Spain ............................................... — 6,058,837 — 6,058,837
United Kingdom ........................................ — 12,077,585 77,893 12,155,478
United States .......................................... — 87,076,557 6,917,141 93,993,698
Foreign Agency Obligations ................................. — 8,267,386 — 8,267,386
Investment Companies .................................... 6,409,181 — — 6,409,181
Non-Agency Mortgage-Backed Securities
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
United States .......................................... $ — $ 11,511,762 $ 3,866,657 $ 15,378,419
Preferred Securities
Spain ............................................... — 2,115,724 — 2,115,724
United States .......................................... — 32,130 4,028,081 4,060,211
Warrants .............................................. 19,129 390 242,261 261,780
Short-Term Securities
Borrowed Bond Agreements ................................. — 31,206,382 — 31,206,382
Commercial Paper ....................................... — 4,905,460 — 4,905,460
Money Market Funds ...................................... 64,671,834 — — 64,671,834
Options Purchased
Credit contracts .......................................... — 355,685 — 355,685
Equity contracts .......................................... 308,535 — — 308,535
Interest rate contracts ...................................... 14,063 — — 14,063
Liabilities
Borrowed Bonds ......................................... — (30,784,009) — (30,784,009)
Investment Sold Short
Corporate Bonds ........................................ — (430,629) — (430,629)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (5,126) (5,126)
$ 76,616,855 $ 720,501,095 $ 61,481,504 $ 858,599,454
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,405,759 $ — $ 2,405,759
Equity contracts ........................................... 351,100 71,560 — 422,660
Foreign currency exchange contracts ............................ — 7,959,542 — 7,959,542
Interest rate contracts ....................................... 50,630 10,092 — 60,722
Liabilities
Credit contracts ........................................... — (3,991,115) — (3,991,115)
Equity contracts ........................................... (61,547) (112,946) — (174,493)
Foreign currency exchange contracts ............................ — (336,460) — (336,460)
Interest rate contracts ....................................... (106,337) (10,128) — (116,465)
$ 233,846 $ 5,996,304 $ — $ 6,230,150
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .......... $ 5,279,991 $ 1,640,563 $ 66,615,016 $ 2,739 $ 11,362,356 $ 3,586,951 $ 4,369,932 $ — $ 125,966 $ 92,983,514
Transfers into Level 3 .................... — — — — — — — — 1,754 1,754
Transfers out of Level 3
(a)
.................. (5,279,991) — — — (7,591,464) — — — — (12,871,455)
Other
(b)
.............................. — 607,452 — — — — (607,452) — — —
Accrued discounts/premiums ................ — — 49,440 (72) 7,358 1,120 — — — 57,846
Net realized gain (loss) ................... — (1,255,470) 60,876 — (170,670) — (11) — (721,468) (2,086,743)
Net change in unrealized appreciation (depreciation)
(c)
— 1,199,797 (1,919) — 426,332 278,586 (571,422) (5,126) 836,009 2,162,257
Purchases ............................ — 214,134 3,818,279 — 6,031,388 3,940,000 1,193,004 — 16,758 15,213,563
Sales ............................... — (318,229) (26,914,216) — (2,434,059) (3,940,000) (355,970) — (16,758) (33,979,232)
Closing balance, as of April 30, 2024 ...........
$ — $ 2,088,247 $ 43,627,476 $ 2,667 $ 7,631,241 $ 3,866,657 $ 4,028,081 $ (5,126) $ 242,261 $ 61,481,504
Net change in unrealized appreciation (depreciation)
on investments still held at April 30, 2024
(c)
.....
$ — $ (313,333) $ (143,931) $ — $ (183,122) $ (116,194) $ (618,025) $ (5,126) $ 159,253 $ (1,220,478)
(a)
As of July 31, 2023, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2024, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Global Long/Short Credit Fund

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $4,231,468. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 2,384,897 Market Time to Exit 0.5 - 3.0 years 3.0 years
Volatility 60% - 80% 80%
Revenue Multiple 1.88x - 15.00x 6.95x
EBITDA Multiple 13.50x –
Corporate Bonds ............................. 43,611,092 Income Discount Rate 4% - 19% 8%
Floating Rate Interests ......................... 3,489,755 Income Discount Rate 10% - 15% 13%
Non-Agency Mortgage-Backed Securities .............. 3,881,258 Income Discount Rate 10% –
Preferred Stocks ............................. 3,721,143 Income Discount Rate 11% –
Market Revenue Multiple 8.75x –
Direct Profit Multiple 4.25x –
EBITDA Multiple 6.00x - 12.40x 11.58x
Time to Exit 3.0 - 3.0 years 3.0 years
Volatility 80% - 90% 85%
Warrants .................................. 161,891 Market Time to Exit 0.5 - 3.0 years 3.0 years
Volatility 60% - 80% 80%
Revenue Multiple 8.25x - 8.75x 8.51x
$ 57,250,036
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts